UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund II

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.8%
MUNICIPAL BONDS & NOTES 160.7%
ALABAMA 7.5%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,059
5.000% due 09/01/2036 (d)	7,000	8,034
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,313
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	18,500	13,975
6.500% due 10/01/2053	18,000	21,154
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,900	2,238

		55,773

ARIZONA 13.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,607
5.500% due 01/01/2038	2,860	2,958
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	30,604
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,562
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	2,024
5.250% due 07/01/2041	3,700	4,279
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	10,616
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,385
5.000% due 12/01/2037	22,400	25,976

		96,011

CALIFORNIA 19.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,488
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,638
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,639
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,197
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,622
7.073% due 11/15/2036 (e)	5,000	5,957
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,407
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	13,825
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,635	3,149
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	1,000	1,002
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,925	2,993
5.000% due 06/01/2037	1,590	1,600
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,446
5.250% due 03/01/2038	2,500	2,594
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	10,395
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,671
5.500% due 03/01/2040	5,750	6,386
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,509
6.750% due 02/01/2038	17,415	19,669
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,083
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,087
6.000% due 08/15/2042	5,690	6,462
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	570	579

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	480	519
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	2,000	2,027
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	4,000	4,031
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,400
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,107
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,564
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	545
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,089
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,717
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	2,000	2,032
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,013

		143,442

COLORADO 2.1%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,208
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,461
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,056
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,906

		15,631

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,054
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,379

		2,433

FLORIDA 5.6%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,115
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	652
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	5,000	5,497
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	8,500	9,033
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,106
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	230	252
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	7,900	8,303
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,260
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2033 (a)	1,000	490
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	11,008
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	500	501

		41,217

GEORGIA 4.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,628
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,217
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,775	2,781
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,916
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (d)	5,200	5,438

		34,980

HAWAII 1.1%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	4,420	4,626
4.000% due 10/01/2036 (d)	3,635	3,793

		8,419

ILLINOIS 13.2%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	9,920
5.500% due 01/01/2042	1,250	1,222
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	14,139
5.500% due 01/01/2034	5,200	5,188
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,275
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,136
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,909	1,912
6.750% due 12/01/2032	5,370	5,396
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	2,020	2,100
7.000% due 01/01/2028	2,900	3,008
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	2,500	2,511
6.000% due 03/01/2037 ^	250	66
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,279
7.125% due 11/15/2037	700	786
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,277
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,848
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	13,916

		97,979

INDIANA 0.4%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	1,010
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,540	1,783

		2,793

IOWA 2.1%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,660
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	769	736
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,383

		15,781

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	546
Manhattan, Kansas Revenue Bonds, Series 2007
5.000% due 05/15/2036	850	835

		1,381

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,079

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	823
6.000% due 10/01/2044	1,000	1,100
6.500% due 11/01/2035	450	513
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	3,300	3,314
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,397

		8,147

MARYLAND 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,199
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,644
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,610

		8,453

MASSACHUSETTS 1.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,080
7.625% due 10/15/2037	545	588
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,262
5.000% due 01/01/2047	2,500	2,683
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,164

		12,777

MICHIGAN 4.3%
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (d)	2,600	3,003
5.000% due 12/01/2046 (d)	5,100	5,648
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	800	603
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	3,500	3,865
5.000% due 10/15/2051 (d)	4,000	4,401
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	10,000	10,031
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (a)	25,000	596
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,301

		31,448

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,701
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	441

		3,142

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	270	266
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,756

		11,022

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,240

NEW JERSEY 9.9%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	968
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	306
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,143
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,007
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	3,620	3,861
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,549
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,778

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,461
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (a)	2,500	1,091
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2041	750	770
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,116
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	13,767
5.000% due 06/01/2041	36,475	35,574

		73,391

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,190

NEW YORK 19.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	37,130
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,372
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	298	51
6.700% due 01/01/2049	825	819
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
4.750% due 06/15/2017 (d)	3,421	3,447
4.750% due 06/15/2035 (d)	579	583
5.000% due 06/15/2039	2,000	2,140
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	1,505	13,843
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,088
5.625% due 07/15/2047	2,500	2,769
6.375% due 07/15/2049	1,250	1,370
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,044
5.750% due 11/15/2051	54,000	61,320
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,098
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,978

		144,052

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,736

OHIO 11.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,678
5.875% due 06/01/2047	29,400	28,178
6.250% due 06/01/2037	15,000	14,947
6.500% due 06/01/2047	19,400	19,397
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,397
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,211
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,921

		86,729

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,098
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,253

		2,351

PENNSYLVANIA 9.4%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,116
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,120	2,956
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,038
6.000% due 07/01/2035	670	698
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	550

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,577
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	441
6.000% due 07/01/2043	850	975
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,945
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	5,500	6,018
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,050
5.625% due 07/01/2042	7,000	7,314
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	18,202
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	536
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,077

		69,493

RHODE ISLAND 2.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	21,450	21,692

SOUTH CAROLINA 1.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,070
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,688

		11,758

TENNESSEE 2.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (a)	3,975	1,704
5.125% due 12/01/2042	5,000	4,763
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,863
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,083
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,380
5.000% due 02/01/2027	6,000	6,796

		19,589

TEXAS 17.2%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,695
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,212
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,095
5.500% due 10/01/2039	12,700	13,745
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	11,028
5.500% due 12/15/2038	10,300	11,071

North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,170
5.750% due 01/01/2033	1,200	1,243
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,160
5.500% due 09/01/2041	1,300	1,498
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	293
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,246
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	13,695
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	22,940
Texas State General Obligation Bonds, Series 2010
6.635% due 04/01/2037 (e)	4,880	5,246
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,033
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,108

		127,478

U.S. VIRGIN ISLANDS 1.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	2,485	2,062
6.750% due 10/01/2037	1,070	859
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	8,500	6,821

		9,742

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,083
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	30
6.000% due 06/01/2043	1,273	1,214

		2,327

WASHINGTON 2.1%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,445
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	13,171
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,116

		15,732

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,201
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	1,910	1,708

		3,909

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,101

Total Municipal Bonds & Notes (Cost $1,093,929)		1,189,459

SHORT-TERM INSTRUMENTS 0.1%
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.761% due 04/26/2017 (a)(b)	600	600

Total Short-Term Instruments (Cost $600)		600

Total Investments in Securities (Cost $1,094,529)		1,190,059

Total Investments 160.8% (Cost $1,094,529)		$1,190,059
Preferred Shares (49.6)%		(367,000)
Other Assets and Liabilities, net (11.2)%		(82,861)

Net Assets Applicable to Common Shareholders 100.0%		$740,198

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$55,773	$0	$55,773
Arizona	0	96,011	0	96,011
California	0	143,442	0	143,442
Colorado	0	15,631	0	15,631
Connecticut	0	2,433	0	2,433
Florida	0	41,217	0	41,217
Georgia	0	34,980	0	34,980
Hawaii	0	8,419	0	8,419
Illinois	0	97,979	0	97,979
Indiana	0	2,793	0	2,793
Iowa	0	15,781	0	15,781
Kansas	0	1,381	0	1,381
Kentucky	0	1,079	0	1,079
Louisiana	0	8,147	0	8,147
Maryland	0	8,453	0	8,453
Massachusetts	0	12,777	0	12,777
Michigan	0	31,448	0	31,448
Minnesota	0	3,142	0	3,142
Mississippi	0	41	0	41
Missouri	0	11,022	0	11,022
New Hampshire	0	2,240	0	2,240
New Jersey	0	73,391	0	73,391
New Mexico	0	2,190	0	2,190
New York	0	144,052	0	144,052
North Dakota	0	3,736	0	3,736
Ohio	0	86,729	0	86,729
Oregon	0	2,351	0	2,351
Pennsylvania	0	69,493	0	69,493
Rhode Island	0	21,692	0	21,692
South Carolina	0	11,758	0	11,758
Tennessee	0	19,589	0	19,589
Texas	0	127,478	0	127,478
U.S. Virgin Islands	0	9,742	0	9,742
Virginia	0	2,327	0	2,327
Washington	0	15,732	0	15,732
West Virginia	0	3,909	0	3,909
Wisconsin	0	1,101	0	1,101
Short-Term Instruments
Short-Term Notes	0	600	0	600

Total Investments	$0	$1,190,059	$0	$1,190,059

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 1,094,529	$101,295	$(5,765)	$95,530

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017